SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	$ 13,350	$ 1,200
General and administrative expenses [member]
IfrsStatementLineItems [Line Items]
Transaction cost	7,792
Advertising, Public and Investors Relations	1,526
Share based compensation	1,805	82
Professional services	718	545
Wages and salaries related	664	429
Travel expenses	379	4
Office and maintenance	37	80
Insurance	329	19
Depreciation and amortization	15	15
Others	86	26
Total	$ 13,350	$ 1,200
Security matters limited [member]
IfrsStatementLineItems [Line Items]
Total			$ 2,723	$ 2,482	$ 2,447
Security matters limited [member] | General and administrative expenses [member]
IfrsStatementLineItems [Line Items]
Share based compensation			137	331	436
Professional services			1,105	1,089	1,257
Wages and salaries related			935	752	409
Travel expenses			223		65
Office and maintenance			145	116	120
Insurance			60	102	101
Depreciation and amortization			35	28	16
Others			83	64	43
Total			$ 2,723	$ 2,482	$ 2,447